INVESTMENTS - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($) item $ / shares shares	Sep. 30, 2024 AUD ($) $ / shares shares	Sep. 30, 2023 CAD ($) item $ / shares shares	Sep. 30, 2023 AUD ($) shares	Sep. 30, 2022 CAD ($) tranche shares	Sep. 30, 2022 USD ($) tranche shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 € / shares
INVESTMENTS
Net unrealized gain (loss) on investments		$ 1,064,911
Financial assets at fair value through FVTPL	$ 685,662	1,513,331		$ 6,464,119
Proceeds from sales (net)	827,227	7,176,590
Dividend income	138,398	322,362
Realized gain (loss) on sale of investments	(442)	$ 1,160,891
Bitcoin
INVESTMENTS
Quantity | item		56.25
Chia Network Inc
INVESTMENTS
Fair market value per share | (per share)		$ 23.95							$ 17.74
Net unrealized gain (loss) on investments	0	$ 121,849		2,558
Financial assets at fair value through FVTPL	488,781	488,781		366,932
Chia Network Inc | Series B stock
INVESTMENTS
Number of shares acquired | shares								19,806
Share price | $ / shares								$ 15
Chia Network Inc | Common shares
INVESTMENTS
Number of shares acquired | shares								600
Share price | $ / shares								$ 21.21
NGRAVE NV
INVESTMENTS
Number of shares acquired | shares						138,966	138,966
Share price | € / shares											€ 0.7936
Net unrealized gain (loss) on investments	0	115,905		67,443
Financial assets at fair value through FVTPL	196,881	$ 196,881		$ 80,976
Animoca Brands Corporation Limited
INVESTMENTS
Number of shares acquired | shares		909	909	9,090,909	9,090,909
Share price | (per share)				$ 1.04						$ 1.1
Net unrealized gain (loss) on investments		$ 70		$ 4,314,020
Financial assets at fair value through FVTPL	0	$ 442		5,120,897
Value of shares acquired				9,434,917	$ 10,000,000
Number of shares sold | shares		9,090,000	9,090,000
Sale price per share | (per share)		$ 0.76	$ 0.84
Proceeds from sale of shares		$ 6,905,859	$ 7,670,133
Realized gain	$ 442	1,785,473		0
Lucy Labs Flagship Offshore Fund SPC
INVESTMENTS
Net unrealized gain (loss) on investments		827,227		707,649
Financial assets at fair value through FVTPL		827,227
Amount invested		827,227		0		$ 636,075	$ 500,000
Proceeds from sales (net)		827,227
Streetside investment
INVESTMENTS
Net unrealized gain (loss) on investments				3,870
Amount invested		0		122,646
Realized loss		122,646
Investment in zkSNACKS
INVESTMENTS
Net unrealized gain (loss) on investments				327,641
Realized loss		772,668
Investment in zkSNACKS | Bitcoin
INVESTMENTS
Financial assets at fair value through FVTPL		$ 0		$ 772,668
Quantity | item		2.01		0.9
Dividend income		$ 248,213		$ 36,642
Investment in AB Digital Strategies Fund
INVESTMENTS
Proceeds from sale of shares				1,591,591
Amount invested						$ 1,923,658	$ 1,500,000
Number of tranches | tranche						3	3
Realized loss				471,116		$ 471,116
Realized gain				$ 270,661
Investment in AB Digital Strategies Fund | Class B common shares
INVESTMENTS
Number of shares acquired | shares						14,762.1833	14,762.1833